Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001631487
Document Type	6-K
Entity File Number	001-38370
Entity Registrant Name	CollPlant Biotechnologies Ltd.
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31